Contracts for inventory purchase commitment (Details)	12 Months Ended
Dec. 31, 2019
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2030
Contracted amounts	38,990 Ton U3O8
Transformed
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2030
Contracted amounts	21,969 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2030
Contracted amounts	17,060 Ton SWU
Molded (Light)
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2020
Contracted amounts	756 Ton U
Molded (Medium)
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2020
Contracted amounts	401 Ton U
Molded (Initial core)
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2019 ~ 2022
Contracted amounts	415 Ton U